Variable Interest Entity (“VIE”)	6 Months Ended
Jun. 30, 2024
Variable Interest Entity (“VIE”) [Abstract]
Variable interest entity ("VIE")

Note 3 — Variable interest entity (“VIE”)

WiMi WFOE entered into contractual arrangements with Beijing WiMi on November 6, 2018. The agreements were terminated on December 18, 2020, and WiMi WFOE entered into another contractual arrangements with Beijing WiMi on the same day, under which WiMi WFOE maintains effective control of Beijing WiMi. The significant terms of these contractual arrangements are summarized in “Note 1 Nature of business and organization” above. As a result, the Company classifies Beijing WiMi as VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE.

i) Beijing WiMi

WiMi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Beijing WiMi because it has both of the following characteristics:

(1) The power to direct activities at Beijing WiMi that most significantly impact such entity’s economic performance, and

(2) The right to receive benefits from Beijing WiMi that could potentially be significant to such entity.

Pursuant to the contractual arrangements, Beijing WiMi pays service fees equal to all of its net income to WiMi WFOE. The contractual arrangements are designed so that Beijing WiMi operate for the benefit of WiMi WFOE and ultimately, the Company.

Accordingly, the accounts of Beijing WiMi are consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s financial statements. Under the VIE Arrangements, the Company has the power to direct activities of Beijing WiMi and can have assets transferred out of Beijing WiMi. Therefore, the Company considers that there is no asset in Beijing WiMi that can be used only to settle obligations of Beijing WiMi, except for registered capital and PRC statutory reserves, if any. As Beijing WiMi is incorporated as limited liability company under the Company Law of the PRC, creditors of the Beijing WiMi do not have recourse to the general credit of the Company for any of the liabilities of Beijing WiMi.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Current assets	48,490,650	19,191,150	2,692,814
Property, plant and equipment, net	91,369,608	89,124,636	12,505,561
Other noncurrent assets	265,926,480	276,300,213	38,769,183
Total assets	405,786,738	384,615,999	53,967,558
Total liabilities	(609,000,686)	(559,145,271)	(78,456,708)
Net assets	(203,213,948)	(174,529,272)	(24,489,150)

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Current liabilities:
Accounts payable	9,219,643	9,169,169	1,286,576
Deferred revenue	-	107,231	15,046
Other payables and accrued liabilities	16,422,802	16,589,063	2,327,701
Taxes payable	6,901,910	6,876,444	964,871
Intercompany payable*	540,464,986	506,298,482	71,041,489
Total current liabilities	573,009,341	539,040,389	75,635,683
Non-current shareholder loan	35,991,345	20,104,882	2,821,025
Total liabilities	609,000,686	559,145,271	78,456,708

*	Intercompany balances will be eliminated upon consolidation.

The summarized operating results of the VIE’s are as follows:

	For the six months ended June 30, 2023	For the six months ended June 30, 2024	For the six months ended June 30, 2024
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Operating revenues	1,120,045	495,001	69,456
Gross profit	437,799	(1,012,580)	(142,081)
Income from operations	(3,320,187)	(4,083,990)	(573,047)
Net income	(3,272,218)	(4,491,743)	(630,261)

The following table provides a reconciliation of cash and cash equivalents reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the six months ended June 30
	2023	2024	2024
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Cash and cash equivalents	2,902,814	6,162,765	864,731
Total cash and cash equivalents	2,902,814	6,162,765	864,731